SHARE-BASED PAYMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 9: SHARE-BASED PAYMENTS

Common Stock Warrants

In connection with the April note agreement, the Company granted warrants to acquire 12,577 shares of common stock at an exercise price of $122.00 per share expiring in April 2027.

On May 10, 2022, pursuant to the Underwriting Agreement, the Company issued the Underwriters’ Warrants to purchase up to an aggregate of 14,956 shares of common stock. The Underwriters’ Warrants may be exercised beginning on November 1, 2022 until May 5, 2027. The initial exercise price of each Underwriters’ Warrant is $32.50 per share, which represents 130% of the public offering price.

In connection with the July 22 and July 28 notes, the Company issued an aggregate of 41,124 and 27,655 warrants to purchase common stock at an exercise price of $15.20 and $11.30 per share, respectively. The warrants expire in July 2027.

The following is a summary of warrant activity:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding – December 31, 2021	35,801	$412.00
Granted	96,313	30.71
Exercised	—
Forfeited	—
Outstanding – September 30, 2022	132,114	$134.13
Exercisable at September 30, 2022	104,459	$166.65

Stock Options

As of September 30, 2022 and December 31, 2021, the Company had 38,951 stock options outstanding with a weighted average exercise price of $362.11 per share. As of September 30, 2022, there were 34,073 options exercisable.

Stock-based compensation expense of $110,092 and $134,113 was recognized for the three months ended September 30, 2022 and 2021, and $368,944 and $4,155,641 was recognized for the nine months September 30, 2022 and 2021, respectively. During the nine months ended September 30,2022 and 2021, $43,196 and $5375,550 was recorded to sales and marketing expense, and all other stock compensation was included in general and administrative expense in the condensed consolidated statements of operations. Total unrecognized compensation cost related to non-vested stock option awards as of September 30, 2022 amounted to $688,092 and will be recognized over a weighted average period of 1.56 years.

NOTE 10: SHARE-BASED PAYMENTS

Common Stock Warrants

During the year ended December 31, 2020, the Company granted 4,935 common stock warrants to the venture debt lender with an exercise price of $250 per share. The warrants were valued at $184,191 using the below range of inputs using the Black-Scholes model.

During the Company’s Series A-3 Preferred Stock raise, the Company granted 26 common stock warrants at an exercise price of $828 per share to a funding platform in the year ended December 31, 2020. The warrants are fully vested with an exercise price of $828 per share, expiring in five years. The warrants contain a put option for the Company to redeem the warrants in cash in a change-in-control transaction, equal to the Black-Scholes value immediately prior to the fundamental event. The warrants also include other down-round and anti-dilution features if shares of common stock are issued or granted at a lesser value than the strike price which may also require additional warrants to be issued, such that the aggregate value of the strike price remains the same. As the warrants include a put option and embody an obligation for the Company to redeem these warrants in cash upon a contingent event, they are presented as a liability in the consolidated balance sheets. The volatility rate of 100% was used as it is a floor volatility as defined by the warrants. As of December 31, 2021 and 2020, the Company remeasured the fair value of the warrants to be $18,223 and $6,265, respectively, and recorded a gain (loss) due to the change in fair value of ($11,958) and $2,353, respectively.

Year Ended
December 31,
2020
Risk Free Interest Rate	1.54 – 1.59%
Expected Dividend Yield	0.00%
Expected Volatility	58.0 – 100%
Expected Life (years)	5 – 10

For valuing the warrants noted above, the Company uses the same assumptions used for valuing employee options as noted below in the Stock Plan section, with the exception of the useful life which is either the contractual life or the estimated life.

In connection with the Regulation D offerings in 2020, the Company issued 5 warrants to purchase common stock in connection with the notes at an exercise price of $250 per share. The issuance costs and warrants are recognized as a debt discount and will be amortized over the life of the notes.

In connection with the IPO, the Company issued 24,096 warrants and an additional 3,614 warrants to purchase common stock per the over-allotment option. Each warrant will have an exercise price of $457 per share (equal to 110% of the offering price of the common stock), will be exercisable upon issuance and will expire five years from issuance.

On May 13, 2021, pursuant to the IPO Underwriting Agreement, the Company issued warrants to the underwriters to purchase up to an aggregate of 1,205 shares of common stock with an exercise price of $519 per share. The warrants may be exercised beginning on November 13, 2021 and will expire five years from issuance.

In connection with the Company’s April 2021 note financing, the Company issued warrants to the lender to purchase up to 1,205 shares of common stock. The warrants have an exercise price of $415 per share and are exercisable immediately after issuance.

In May 2021, an aggregate of 319 warrants were exercised for shares of common stock for proceeds of $145,696. In July 2021, warrant holders exercised 3,550 warrants for proceeds of $1,622,350.

A summary of information related to common stock warrants for the year ended December 31, 2021 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding – December 31, 2019	4,180	$281
Granted	4,966	252
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2020	9,146	$266
Granted	30,120	458
Conversion of preferred stock warrants upon IPO	516	766
Exercised	(3,869)	457
Forfeited	(112)	766
Outstanding – December 31, 2021	35,801	$412
Exercisable at December 31, 2020	9,146	$266
Exercisable at December 31, 2021	35,801	$412

Preferred Stock Warrants

A summary of information related to preferred stock warrants for the year ended December 31, 2021 is as follows:

	Preferred	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding – December 31, 2019	806,903	$0.49
Outstanding – December 31, 2020	806,903	$0.49
Converted to common stock warrants upon IPO	(806,903)	0.49
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2021	—	$—
Exercisable at December 31, 2021	—	$—

Upon the IPO, all outstanding preferred stock warrants converted into common stock warrants at a ratio of 1,563:1.

Stock Options

2020 Incentive Stock Plan

The Company has adopted a 2020 Omnibus Incentive Stock Plan (the “2020 Plan”). An aggregate of 33,000 shares of the Company’s common stock is reserved for issuance and available for awards under the 2020 Plan, including incentive stock options granted under the 2020 Plan. The 2020 Plan administrator may grant awards to any employee, director, consultant or other person providing services to us or our affiliates. During 2021, 27,320 options were granted to executives and directors at an exercise price from $385 to $415 per share. As of December 31, 2021, 5,680 options were available for future issuance.

2013 Incentive Stock Plan

The Company has adopted the 2013 Stock Plan, as amended and restated (the “Plan”), which provides for the grant of shares of stock options, stock appreciation rights, and stock awards (performance shares) to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the Plan was 11,964 shares as December 31, 2021 and 2020. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term often years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. Stock options comprise all of the awards granted since the Plan’s inception. Shares available for grant under the Plan amounted to 333 and as of December 31, 2021 and 2020. Vesting generally occurs over a period of immediately to four years.

A summary of information related to stock options under our 2013 and 2020 Stock Plan for the years ended December 31, 2021 and 2020 is as follows:

		Weighted
		Average
	Options	Exercise Price
Outstanding – December 31, 2019	10,842	$2.50
Granted	917	94
Exercised	—	—
Forfeited	(128)	$328
Outstanding – December 31, 2020	11,631	$234
Granted	27,320	415
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2021	38,951	$362
Exercisable at December 31, 2020	8,810	$234
Exercisable at December 31, 2021	31,646	$359
Weighted average duration (years) to expiration of outstanding options at December 31, 2021	8.00

The assumptions utilized for option grants during the years ended December 31, 2021 and 2020 are as follows:

	Year Ended
	December 31,
	2021	2020
Risk Free Interest Rate	0.34% – 0.85%	0.42% – 0.51%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	58.00%	58.00%
Expected Life (years)	5.18	6.25

The total grant-date fair value of the options granted during the years ended December 31, 2021 was $4,696,605 and $46,253, respectively. During the year ended December 31, 2021 and 2020, $3,325,897 and $144,775 was recorded to general and administrative expenses, and $551,948 and $0, was recorded to sales and marketing expense in the consolidated statements of operations, all respectively. Total unrecognized compensation cost related to non-vested stock option awards as of December 31, 2021 amounted to $1,057,036 and will be recognized over a weighted average period of 2.28 years.